ORGANIZATION AND BASIS OF PRESENTATION (Schedule of financial information) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash		¥ 404,742		¥ 98,191	¥ 22,218	$ 58,867	$ 451	¥ 1,768
Accounts receivable (net of allowance of RMB73 (US$11) as of December 31, 2018)		86,868		131,952		12,634
Inventories		3,356		6,284		488
Amount due to inter-companies		20,671		25,304		887	0
Total current assets		1,228,692		1,111,136		178,706
Non-current assets:
Property, plant and equipment, net		1,219,309		793,571		177,341
Deposits for non-current assets		637,838		266,180		92,770
Long-term Investments		388,364		754,327		56,485
Other non-current assets		7,876		30,392		1,143
Total non-current assets		3,356,702		2,354,254		488,209
Total assets		4,585,394		3,465,390		666,915
Current liabilities:
Accounts payable		5,438		4,563		791
Accrued expenses and other liabilities		418,006		385,919		60,796
Income tax payable		3,762		5,990		547
Amount due to inter-companies		12,420		116,922		17,006	$ 0
Total current liabilities		870,265		1,108,171		126,573
Non-current liabilities:
Deferred tax liabilities		165,646		73,577		24,092
Mandatorily redeemable noncontrolling interests		434,216		396,281		63,154
Total non-current liabilities		1,441,248		1,342,301		209,619
Total liabilities		2,311,513		2,450,472		336,192
Net Revenues		190,898	$ 27,765	330,977	455,042
Net loss		(259,297)	(37,714)	(285,684)	(265,084)
Net cash used in operating activities		(38,591)	(5,614)	26,732	(78,078)
Net cash (used in) generated from investing activities		(1,000,355)	(145,496)	(313,010)	(74,847)
Net cash provided by financing activities		1,203,042	174,976	189,899	(117,922)
Exchange rate effect on cash		459	67	157	(11,240)
(Decrease) increase in cash and cash equivalents		164,555	23,933	(96,222)	¥ (282,087)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash		15,935		13,161		2,318
Restricted cash, current portion		0		42		0
Accounts receivable (net of allowance of RMB73 (US$11) as of December 31, 2018)		4,494		3,985		654
Inventories		1,946		1,399		283
Prepayments and other current assets		1,986		1,988		289
Amount due to inter-companies		80,523		0		11,711
Total current assets		104,884		20,575		15,255
Non-current assets:
Property, plant and equipment, net		281,395		279,240		40,927
Intangible assets, net		100		202		15
Deposits for non-current assets		0		172		0
Long-term Investments		31,496		195,040		4,581
Other non-current assets		464		481		67
Total non-current assets		313,455		475,135		45,590
Total assets		418,339		495,710		60,845
Current liabilities:
Accounts payable		462		1,978		67
Accrued expenses and other liabilities		42,681		21,321		6,208
Income tax payable		2,870		0		417
Amount due to inter-companies	[1]	0		54,563		0
Total current liabilities		46,013		77,862		6,692
Non-current liabilities:
Deferred tax liabilities		0		8,316		0
Accrued unrecognized tax benefits & surcharge, non current portion		20,208		0		2,939
Mandatorily redeemable noncontrolling interests		434,216		396,281		63,154
Total non-current liabilities		454,424		404,597		66,093
Total liabilities		500,437		482,459		$ 72,785
Net Revenues		41,350	6,014	28,673
Net loss		(95,788)	(13,931)	(141,188)
Net cash used in operating activities		(260,884)	(37,944)	(54,113)
Net cash (used in) generated from investing activities		221,130	32,162	(5,582)
Net cash provided by financing activities		41,886	6,092	56,787
Exchange rate effect on cash		600	87	748
(Decrease) increase in cash and cash equivalents		¥ 2,732	$ 397	¥ (2,160)

[1]	Amount due from inter-companies and amount due to inter-companies represented receivable balances of VIE and its subsidiaries due from other subsidiaries within the Group.